Taxes (Details 2) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income tax payable	$ 942,160	$ 820,365
VAT payable	522,335	508,002
Other tax payables (other payables and accrued liabilities)	68,655	82,580
Total	$ 1,533,150	$ 1,410,947